UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01545
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
November 30
Date of Fiscal Year End
May 31, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Risk-Managed Equity Option Fund Semiannual Report May 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2012
Eaton Vance
Risk-Managed Equity Option Fund
Table of Contents

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	21
Officers and Trustees	24
Important Notices	25

Eaton Vance
Risk-Managed Equity Option Fund
May 31, 2012
Portfolio Managers Walter A. Row III, CFA, CMT, Michael A. Allison, CFA, Ken Everding, Ph.D. and Jonathan Orseck
Performance1,2

				Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Inception

Class A at NAV	2/29/2008	0.21%	-4.41%	-0.74%
Class A with 5.75% Maximum Sales Charge	—	-5.56	-9.90	-2.11
Class C at NAV	2/29/2008	-0.15	-5.18	-1.49
Class C with 1% Maximum Sales Charge	—	-1.14	-6.12	-1.49
Class I at NAV	2/29/2008	0.32	-4.29	-0.51

S&P 500 Index	2/29/2008	6.23%	-0.41%	1.88%
CBOE S&P 500 BuyWrite Index	2/29/2008	4.30	2.46	1.61

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I

Gross		1.63%	2.38%	1.38%
Net		1.50	2.25	1.25
Fund Profile

Sector Allocation (% of total investments)4

Top 10 Holdings (% of total investments)4

Apple, Inc.	4.0%
Exxon Mobil Corp.	3.4
Philip Morris International, Inc.	2.6
Coca-Cola Co. (The)	2.5
Johnson & Johnson	2.5
NIKE, Inc., Class B	2.4
QUALCOMM, Inc.	2.4
International Business Machines Corp.	2.3
Wells Fargo & Co.	2.2
eBay, Inc.	2.1

Total	26.4%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Risk-Managed Equity Option Fund
May 31, 2012
Endnotes and Additional Disclosures

[1]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/13. Without the reimbursement, performance would have been lower.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 – May 31, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(12/1/11)	(5/31/12)	(12/1/11 – 5/31/12)		Ratio

Actual
Class A	$1,000.00	$1,002.10	$7.51	**	1.50%
Class C	$1,000.00	$998.50	$11.24	**	2.25%
Class I	$1,000.00	$1,003.20	$6.26	**	1.25%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.57	**	1.50%
Class C	$1,000.00	$1,013.80	$11.33	**	2.25%
Class I	$1,000.00	$1,018.80	$6.31	**	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2011.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value

Aerospace & Defense — 2.3%

Boeing Co. (The)	12,752	$887,667
United Technologies Corp.	9,034	669,510

		$1,557,177

Automobiles — 0.5%

Bayerische Motoren Werke AG	4,600	$349,407

		$349,407

Beverages — 3.4%

Beam, Inc.	10,169	$615,835
Coca-Cola Co. (The)	23,057	1,723,049

		$2,338,884

Biotechnology — 2.9%

Celgene Corp.(1)	12,509	$853,739
Gilead Sciences, Inc.(1)	22,434	1,120,579

		$1,974,318

Capital Markets — 0.6%

Goldman Sachs Group, Inc. (The)	4,150	$397,155

		$397,155

Chemicals — 2.2%

Celanese Corp., Series A	8,578	$341,490
Monsanto Co.	15,315	1,182,318

		$1,523,808

Commercial Banks — 3.2%

PNC Financial Services Group, Inc.	10,664	$654,983
Wells Fargo & Co.	46,575	1,492,729

		$2,147,712

Communications Equipment — 2.4%

QUALCOMM, Inc.	28,543	$1,635,799

		$1,635,799

Computers & Peripherals — 4.5%

Apple, Inc.(1)	4,699	$2,714,753
EMC Corp.(1)	14,566	347,399

		$3,062,152

Construction & Engineering — 0.9%

Fluor Corp.	12,764	$598,376

		$598,376

Consumer Finance — 1.1%

American Express Co.	13,600	$759,288

		$759,288

Diversified Financial Services — 2.5%

Citigroup, Inc.	30,127	$798,667
JPMorgan Chase & Co.	27,400	908,310

		$1,706,977

Diversified Telecommunication Services — 3.3%

AT&T, Inc.	36,836	$1,258,686
CenturyLink, Inc.	25,315	992,855

		$2,251,541

Electric Utilities — 2.9%

American Electric Power Co., Inc.	10,263	$395,228
Duke Energy Corp.	17,962	394,805
Edison International	9,475	425,996
PPL Corp.	14,299	391,364
Southern Co. (The)	8,607	395,147

		$2,002,540

Energy Equipment & Services — 2.0%

Halliburton Co.	27,370	$822,742
Schlumberger, Ltd.	7,952	502,964

		$1,325,706

Food & Staples Retailing — 1.3%

Costco Wholesale Corp.	10,424	$900,529

		$900,529

Health Care Equipment & Supplies — 3.2%

Covidien PLC	16,554	$857,166
St. Jude Medical, Inc.	16,637	639,194
Varian Medical Systems, Inc.(1)	12,112	710,490

		$2,206,850

See Notes to Financial Statements.

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 1.0%

UnitedHealth Group, Inc.	12,449	$694,281

		$694,281

Hotels, Restaurants & Leisure — 1.7%

McDonald’s Corp.	13,286	$1,186,971

		$1,186,971

Household Products — 3.2%

Colgate-Palmolive Co.	12,412	$1,220,100
Procter & Gamble Co.	15,746	980,818

		$2,200,918

Industrial Conglomerates — 3.5%

Danaher Corp.	25,738	$1,337,604
General Electric Co.	53,279	1,017,096

		$2,354,700

Insurance — 1.4%

Aflac, Inc.	10,186	$408,255
MetLife, Inc.	17,823	520,610

		$928,865

Internet & Catalog Retail — 2.0%

Amazon.com, Inc.(1)	6,440	$1,371,140

		$1,371,140

Internet Software & Services — 4.0%

eBay, Inc.(1)	36,476	$1,429,494
Google, Inc., Class A(1)	2,281	1,324,942

		$2,754,436

IT Services — 5.4%

Accenture PLC, Class A	22,863	$1,305,477
International Business Machines Corp.	8,260	1,593,354
Visa, Inc., Class A	6,559	755,597

		$3,654,428

Machinery — 1.2%

Deere & Co.	10,619	$784,426

		$784,426

Media — 2.7%

Comcast Corp., Class A	28,570	$825,959
Walt Disney Co. (The)	22,182	1,013,939

		$1,839,898

Metals & Mining — 1.1%

Cliffs Natural Resources, Inc.	8,755	$418,314
Freeport-McMoRan Copper & Gold, Inc.	10,475	335,619

		$753,933

Multi-Utilities — 0.7%

Sempra Energy	7,116	$462,611

		$462,611

Multiline Retail — 1.2%

Dollar General Corp.(1)	4,332	$211,878
Macy’s, Inc.	15,008	571,055

		$782,933

Oil, Gas & Consumable Fuels — 8.5%

Anadarko Petroleum Corp.	6,774	$413,214
Apache Corp.	6,348	516,600
Chevron Corp.	4,659	458,026
ConocoPhillips	20,787	1,084,250
Exxon Mobil Corp.	29,844	2,346,634
Occidental Petroleum Corp.	8,228	652,234
Phillips 66(1)	10,393	312,102

		$5,783,060

Pharmaceuticals — 5.9%

Allergan, Inc.	10,682	$964,051
Johnson & Johnson	27,308	1,704,838
Pfizer, Inc.	60,120	1,314,824

		$3,983,713

Real Estate Investment Trusts (REITs) — 1.7%

AvalonBay Communities, Inc.	4,266	$596,173
Boston Properties, Inc.	5,702	586,907

		$1,183,080

Road & Rail — 1.0%

Union Pacific Corp.	6,026	$671,296

		$671,296

See Notes to Financial Statements.

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software — 3.0%

Microsoft Corp.	46,425	$1,355,146
Oracle Corp.	25,005	661,882

		$2,017,028

Specialty Retail — 0.7%

Home Depot, Inc. (The)	8,994	$443,764

		$443,764

Textiles, Apparel & Luxury Goods — 2.4%

NIKE, Inc., Class B	15,330	$1,658,399

		$1,658,399

Tobacco — 2.6%

Philip Morris International, Inc.	21,183	$1,790,175

		$1,790,175

Total Common Stocks
(identified cost $63,588,774)		$64,038,274

Put Options Purchased — 5.7%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	255	$1,325	9/22/12	$1,878,075
S&P 500 Index	200	1,325	12/22/12	2,002,000

Total Put Options Purchased
(identified cost $2,751,689)				$3,880,075

Short-Term Investments — 0.2%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$138	$138,416

Total Short-Term Investments
(identified cost $138,416)		$138,416

Total Investments — 100.0%
(identified cost $66,478,879)		$68,056,765

Call Options Written — (0.1)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	110	$1,335	6/1/12	$(3,575)
S&P 500 Index	145	1,355	6/16/12	(47,488)
S&P 500 Index	75	1,360	6/16/12	(18,750)
S&P 500 Index	65	1,365	6/16/12	(13,325)

Total Call Options Written
(premiums received $411,970)				$(83,138)

Put Options Written — (0.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Teva Pharmaceutical Industries, Ltd. ADR	175	$40.00	6/16/12	$(27,300)

Total Put Options Written
(premiums received $9,275)				$(27,300)

Other Assets, Less Liabilities — 0.2%				$114,784

Net Assets — 100.0%				$68,061,111

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2012.

See Notes to Financial Statements.

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2012

Unaffiliated investments, at value (identified cost, $66,340,463)	$67,918,349
Affiliated investment, at value (identified cost, $138,416)	138,416
Dividends receivable	163,870
Interest receivable from affiliated investment	20
Receivable for investments sold	830,063
Receivable for Fund shares sold	9,286
Tax reclaims receivable	31,014
Receivable from affiliates	14,504

Total assets	$69,105,522

Liabilities

Written options outstanding, at value (premiums received, $421,245)	$110,438
Payable for Fund shares redeemed	798,131
Payable to affiliates:
Investment adviser fee	54,884
Administration fee	9,147
Distribution and service fees	24,156
Trustees’ fees	743
Accrued expenses	46,912

Total liabilities	$1,044,411

Net Assets	$68,061,111

Sources of Net Assets

Paid-in capital	$77,308,317
Accumulated net realized loss	(10,231,792)
Accumulated distributions in excess of net investment income	(906,966)
Net unrealized appreciation	1,891,552

Total	$68,061,111

Class A Shares

Net Assets	$34,142,725
Shares Outstanding	4,921,958
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.94
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$7.36

Class C Shares

Net Assets	$18,599,975
Shares Outstanding	2,689,036
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.92

Class I Shares

Net Assets	$15,318,411
Shares Outstanding	2,207,065
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.94

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	May 31, 2012

Dividends (net of foreign taxes, $2,363)	$816,295
Interest allocated from affiliated investment	448
Expenses allocated from affiliated investment	(66)

Total investment income	$816,677

Expenses

Investment adviser fee	$390,816
Administration fee	65,136
Distribution and service fees
Class A	53,912
Class C	114,397
Trustees’ fees and expenses	2,065
Custodian fee	63,695
Transfer and dividend disbursing agent fees	38,244
Legal and accounting services	23,043
Printing and postage	14,963
Registration fees	25,134
Miscellaneous	10,364

Total expenses	$801,769

Deduct —
Reduction of custodian fee	$16
Allocation of expenses to affiliates	90,605

Total expense reductions	$90,621

Net expenses	$711,148

Net investment income	$105,529

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(6,925,136)
Investment transactions allocated from affiliated investment	14
Written options	(3,117,864)
Foreign currency transactions	(184)

Net realized loss	$(10,043,170)

Change in unrealized appreciation (depreciation) —
Investments	$9,665,342
Written options	647,469
Foreign currency	(1,919)

Net change in unrealized appreciation (depreciation)	$10,310,892

Net realized and unrealized gain	$267,722

Net increase in net assets from operations	$373,251

See Notes to Financial Statements.

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	November 30, 2011

From operations —
Net investment income	$105,529	$10,302
Net realized gain (loss) from investment transactions, written options and foreign currency transactions	(10,043,170)	21,382,126
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	10,310,892	(21,150,432)

Net increase in net assets from operations	$373,251	$241,996

Distributions to shareholders —
From net investment income
Class A	$(578,983)**	$—
Class C	(108,876)**	—
Class I	(324,636)**	—
From net realized gain
Class A	—	(2,852,418)*
Class C	—	(1,132,583)*
Class I	—	(1,274,086)*

Total distributions to shareholders	$(1,012,495)	$(5,259,087)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,413,110	$17,164,252
Class C	450,261	3,591,152
Class I	2,195,837	12,196,655
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	553,412	2,442,864
Class C	95,884	872,440
Class I	252,502	894,475
Cost of shares redeemed
Class A	(20,872,724)	(86,834,749)
Class C	(8,730,072)	(27,159,195)
Class I	(12,598,713)	(36,732,509)

Net decrease in net assets from Fund share transactions	$(37,240,503)	$(113,564,615)

Net decrease in net assets	$(37,879,747)	$(118,581,706)

Net Assets

At beginning of period	$105,940,858	$224,522,564

At end of period	$68,061,111	$105,940,858

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(906,966)	$—

*	Includes the quarterly May 2011 distribution of $2,437,626 ($1,301,731 for Class A, $528,866 for Class C and $607,029 for Class I) characterized as a long-term capital gain distribution pursuant to Rule 19b-1(e) of the 1940 Act relief granted to the Fund by the SEC (see Note 2).
**	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended November 30,
	May 31, 2012						Period Ended
	(Unaudited)		2011		2010	2009	November 30, 2008(1)

Net asset value — Beginning of period	$7.040		$7.330		$8.200	$8.830	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.014		$0.009		$0.025	$0.042	$0.017
Net realized and unrealized gain (loss)	0.001		(0.069	)(3)	(0.295)	0.660	(0.737)

Total income (loss) from operations	$0.015		$(0.060)		$(0.270)	$0.702	$(0.720)

Less Distributions

From net investment income	$(0.115	)*	$—		$(0.017)	$(0.028)	$(0.450)
From net realized gain	—		(0.230)		—	(0.732)	—
Tax return of capital	—		—		(0.583)	(0.572)	—

Total distributions	$(0.115)		$(0.230)		$(0.600)	$(1.332)	$(0.450)

Net asset value — End of period	$6.940		$7.040		$7.330	$8.200	$8.830

Total Return(4)	0.21	%(5)	(0.95)%		(3.35)%	9.06%	(7.40	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,143		$53,437		$123,121	$96,501	$1,027
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.50	%(8)	1.50%		1.50%	1.50%	1.50	%(8)
Net investment income	0.38	%(8)	0.13%		0.32%	0.53%	0.25	%(8)
Portfolio Turnover	24	%(5)	96%		60%	45%	27	%(5)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.21%, 0.13%, 0.04%, 0.49% and 4.92% of average daily net assets for the six months ended May 31, 2012, the years ended November 30, 2011, 2010 and 2009 and the period ended November 30, 2008, respectively).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended November 30,
	May 31, 2012						Period Ended
	(Unaudited)		2011		2010	2009	November 30, 2008(1)

Net asset value — Beginning of period	$6.970		$7.290		$8.160	$8.810	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.013)		$(0.044)		$(0.032)	$(0.021)	$(0.031)
Net realized and unrealized gain (loss)	0.003		(0.076	)(3)	(0.291)	0.665	(0.749)

Total income (loss) from operations	$(0.010)		$(0.120)		$(0.323)	$0.644	$(0.780)

Less Distributions

From net investment income	$(0.040	)*	$—		$(0.016)	$(0.026)	$(0.410)
From net realized gain	—		(0.200)		—	(0.732)	—
Tax return of capital	—		—		(0.531)	(0.536)	—

Total distributions	$(0.040)		$(0.200)		$(0.547)	$(1.294)	$(0.410)

Net asset value — End of period	$6.920		$6.970		$7.290	$8.160	$8.810

Total Return(4)	(0.15	)%(5)	(1.64)%		(4.15)%	8.20%	(7.89	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,600		$26,875		$50,965	$30,219	$511
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.25	%(8)	2.25%		2.25%	2.25%	2.25	%(8)
Net investment loss	(0.36	)%(8)	(0.61)%		(0.41)%	(0.26)%	(0.45	)%(8)
Portfolio Turnover	24	%(5)	96%		60%	45%	27	%(5)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.21%, 0.13%, 0.04%, 0.49% and 4.92% of average daily net assets for the six months ended May 31, 2012, the years ended November 30, 2011, 2010 and 2009 and the period ended November 30, 2008, respectively).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended November 30,
	May 31, 2012						Period Ended
	(Unaudited)		2011		2010	2009	November 30, 2008(1)

Net asset value — Beginning of period	$7.060		$7.350		$8.220	$8.840	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.022		$0.028		$0.046	$0.064	$0.045
Net realized and unrealized gain (loss)	0.001		(0.078	)(3)	(0.297)	0.662	(0.746)

Total income (loss) from operations	$0.023		$(0.050)		$(0.251)	$0.726	$(0.701)

Less Distributions

From net investment income	$(0.143	)*	$—		$(0.018)	$(0.029)	$(0.459)
From net realized gain	—		(0.240)		—	(0.732)	—
Tax return of capital	—		—		(0.601)	(0.585)	—

Total distributions	$(0.143)		$(0.240)		$(0.619)	$(1.346)	$(0.459)

Net asset value — End of period	$6.940		$7.060		$7.350	$8.220	$8.840

Total Return(4)	0.32	%(5)	(0.67)%		(3.23)%	9.37%	(7.22	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,318		$25,628		$50,436	$24,873	$3,804
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.25	%(8)	1.25%		1.25%	1.25%	1.25	%(8)
Net investment income	0.63	%(8)	0.39%		0.59%	0.79%	0.61	%(8)
Portfolio Turnover	24	%(5)	96%		60%	45%	27	%(5)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.21%, 0.13%, 0.04%, 0.49% and 4.92% of average daily net assets for the six months ended May 31, 2012, the years ended November 30, 2011, 2010 and 2009 and the period ended November 30, 2008, respectively).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Risk-Managed Equity Option Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

L Interim Financial Statements — The interim financial statements relating to May 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

2 Distributions to Shareholders

The Fund intends to make semi-annual distributions from its cash available, which is determined by the Fund’s investment adviser, for distribution and generally consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums received and net realized and unrealized gains on stock investments.

Under Section 19(b) of the 1940 Act, a fund is typically only permitted to make one long-term capital gain distribution in a fiscal year. In October 2011, the Fund requested Rule 19b-1(e) of the 1940 Act relief from the SEC to recharacterize its May 2011 distribution (formerly declared as ordinary income and classified as return of capital in a written notice to shareholders pursuant to Section 19(a) of the 1940 Act) as a long-term capital gain distribution. The SEC provided the Fund with Rule 19b-1(e) relief so it could recharacterize the May 2011 distribution as a long-term capital gain distribution and so the Fund could make a total of two capital gain distributions in the twelve months ending November 30, 2011, which exceeds the number of long-term capital gain distributions permitted under Section 19(b) of the 1940 Act absent the relief available under Rule 19b-1(e).

At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended May 31, 2012, the amount of distributions estimated to be a tax return of capital was approximately $962,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended May 31, 2012, the investment adviser fee amounted to $390,816 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM. EVM pays PRA a portion of its advisory fee for sub-advisory services provided to the Fund.

EVM and PRA have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through March 31, 2013. Thereafter, this agreement may be changed or terminated at any time. Pursuant to this agreement, EVM and PRA were allocated $90,605 in total of the Fund’s operating expenses for the six months ended May 31, 2012. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended May 31, 2012, the administration fee amounted to $65,136.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended May 31, 2012, EVM earned $1,449 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $616 as its portion of the sales charge on sales of Class A shares for the six months ended May 31, 2012. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2012 amounted to $53,912 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended May 31, 2012, the Fund paid or accrued to EVD $85,798 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares. At May 31, 2012, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $2,926,000.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended May 31, 2012 amounted to $28,599 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended May 31, 2012, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $20,437,195 and $61,497,620, respectively, for the six months ended May 31, 2012.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	May 31, 2012	Year Ended
Class A	(Unaudited)	November 30, 2011

Sales	197,931	2,346,006
Issued to shareholders electing to receive payments of distributions in Fund shares	79,628	329,733
Redemptions	(2,944,078)	(11,878,815)

Net decrease	(2,666,519)	(9,203,076)

	Six Months Ended
	May 31, 2012	Year Ended
Class C	(Unaudited)	November 30, 2011

Sales	64,126	491,750
Issued to shareholders electing to receive payments of distributions in Fund shares	13,816	118,423
Redemptions	(1,242,628)	(3,749,220)

Net decrease	(1,164,686)	(3,139,047)

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	May 31, 2012	Year Ended
Class I	(Unaudited)	November 30, 2011

Sales	306,588	1,645,710
Issued to shareholders electing to receive payments of distributions in Fund shares	36,279	120,531
Redemptions	(1,763,476)	(5,003,146)

Net decrease	(1,420,609)	(3,236,905)

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,667,501

Gross unrealized appreciation	$5,028,800
Gross unrealized depreciation	(3,639,536)

Net unrealized appreciation	$1,389,264

9 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include purchased and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at May 31, 2012 is included in the Portfolio of Investments.

Written options activity for the six months ended May 31, 2012 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	1,035	$1,925,898
Options written	6,445	9,799,571
Options terminated in closing purchase transactions	(5,550)	(10,628,880)
Options expired	(1,360)	(675,344)

Outstanding, end of period	570	$421,245

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At May 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund purchases call options on individual stocks at or above the current value of the stock to enhance return. In buying call options on individual stocks, the Fund in effect, acquires potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium paid. The Fund purchases put options on indices and exchange-traded funds that replicate such indices below the current value of the index or exchange-traded fund to reduce the Fund’s exposure to market risk and volatility. In buying put options on an index or exchange-traded fund, the Fund in effect, acquires protection against decline in the value of the applicable index or exchange-traded fund below the exercise price in exchange for the option premium paid. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund writes put options on individual stocks and exchange-traded funds below the current value of

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

the individual security to generate premium income. In writing put options on individual securities, the Fund in effect, sells protection against decline in the value of the applicable individual security below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying security decline below the exercise price. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The Fund enters into over-the-counter written options that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At May 31, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $27,300.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at May 31, 2012 was as follows:

	Fair Value

Derivative	Asset Derivative		Liability Derivative

Purchased options	$3,880,075	(1)	$—
Written options	—		(110,438	)(2)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended May 31, 2012 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Purchased options	$(7,943,608)	$5,445,938
Written options	(3,117,864)	647,469

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding during the six months ended May 31, 2012, which is indicative of the volume of this derivative type, was 4,389 contracts.

10 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2012.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$7,283,105	$349,407	$—	$7,632,512
Consumer Staples	7,230,506	—	—	7,230,506
Energy	7,108,766	—	—	7,108,766
Financials	7,123,077	—	—	7,123,077
Health Care	8,859,162	—	—	8,859,162
Industrials	5,965,975	—	—	5,965,975
Information Technology	13,123,843	—	—	13,123,843
Materials	2,277,741	—	—	2,277,741
Telecommunication Services	2,251,541	—	—	2,251,541
Utilities	2,465,151	—	—	2,465,151

Total Common Stocks	$63,688,867	$349,407 *	$—	$64,038,274

Put Options Purchased	$3,880,075	$—	$—	$3,880,075
Short-Term Investments	—	138,416	—	138,416

Total Investments	$67,568,942	$487,823	$—	$68,056,765

Liability Description

Call Options Written	$(83,138)	$—	$—	$(83,138)
Put Options Written	—	(27,300)	—	(27,300)

Total	$(83,138)	$(27,300)	$—	$(110,438)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Risk-Managed Equity Option Fund (formerly Eaton Vance Risk-Managed Equity Option Income Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and put options on indices and selling call options on indices. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

Officers and Trustees

Officers of Eaton Vance Risk-Managed Equity Option Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Risk-Managed Equity Option Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Risk-Managed Equity Option Fund

May 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Risk Advisors LLC
274 Riverside Avenue
Westport, CT 06880

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3243-7/12	RMEOSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	July 12, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	July 12, 2012

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	July 12, 2012